Inventories (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Inventories.
Raw materials / semi-finished goods	€ 56,159	€ 13,790
Finished goods		741
Total	56,159	14,531
Raw materials / semi-finished goods written down	180,048	787
Finished goods written down	€ 5,784	€ 0